RESERVES, Movements in Share-based Payments Reserve (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance, Share-based payments reserve | $		$ 4,738,007
Exercise of options | $		(2,261,225)
Share-based payment expenses | $	$ 4,084,764	8,340,328
Closing balance, share-based payments reserve | $	$ 4,738,007	$ 12,985,856
Listed Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	0	12,624,214
Reverse acquisition - options issued to vendors of legal acquiree (in shares)	0
Reverse acquisition - recognition of legal acquirer options (in shares)	15,693,334
Issuance of employee options (in shares)	0	0
Exercise of options (in shares)	(3,069,120)	(12,606,704)
Expiry of options (in shares)	0	(17,510)
Outstanding at end of period (in shares)	12,624,214	0
Unlisted Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	0	25,800,000
Reverse acquisition - options issued to vendors of legal acquiree (in shares)	13,000,000
Reverse acquisition - recognition of legal acquirer options (in shares)	5,000,000
Issuance of employee options (in shares)	9,150,000	600,000
Exercise of options (in shares)	(1,350,000)	(2,576,000)
Expiry of options (in shares)		0
Outstanding at end of period (in shares)	25,800,000	23,824,000
Performance Rights [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	0	16,325,000
Reverse acquisition - options issued to vendors of legal acquiree (in shares)	0
Reverse acquisition - recognition of legal acquirer rights (in shares)	2,000,000
Issuance of performance rights and restricted stock units (in shares)	16,325,000	11,295,000
Exercise of performance rights and restricted stock units (in shares)	(2,000,000)	0
Expiry of performance rights and restricted stock units (in shares)		0
Closing balance (in shares)	16,325,000	27,620,000
Restricted Stock Units [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	0	0
Reverse acquisition - options issued to vendors of legal acquiree (in shares)	0
Reverse acquisition - recognition of legal acquirer rights (in shares)	0
Issuance of performance rights and restricted stock units (in shares)	0	600,000
Exercise of performance rights and restricted stock units (in shares)	0	0
Expiry of performance rights and restricted stock units (in shares)		0
Closing balance (in shares)	0	600,000
Share Based Payments Reserve [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance, Share-based payments reserve | $	$ 0	$ 4,738,007
Reverse acquisition - options issued to vendors of legal acquiree | $	0
Reverse acquisition - recognition of legal acquirer | $	967,582
Issue of employee options | $	0	0
Exercise of options | $	(314,339)	(92,479)
Expiration of options | $		0
Share-based payment expenses | $	4,084,764	8,340,328
Closing balance, share-based payments reserve | $	$ 4,738,007	$ 12,985,856